Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
6.	INTANGIBLE ASSETS

Intangible assets consist of the following (in thousands):

	December 31,
	2013	2012
Patents and trademarks	$5,423	$4,513
Software licenses	414	224

	5,837	4,737
Less accumulated amortization	(2,764)	(2,118)

	$3,073	$2,619

The Company recorded amortization expense of $528,000, $445,000 and $395,000 during the years ended December 31, 2013, 2012 and 2011, respectively.

The expected amortization for each of the next five years as of December 31, 2013 is as follows (in thousands):

2014	$606
2015	509
2016	438
2017	396
2018	327
Thereafter	797

$3,073